PROPERTY AND EQUIPMENT, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 29,246	$ 4,495	¥ 29,634	¥ 26,128